Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1.	Organization and Principal Activities

(a)	Principal activities
Lixiang Education Holding Co., Ltd. (formerly known as Lianwai Education Group Limited, the “Company”) was incorporated on September 6, 2018 under the law of the Cayman Islands as an exempted company with limited liability. The Company’s original name was Lianwai Education Group Limited. The Company changed its name to Lixiang Education Holding Co., Ltd. on May 26, 2020. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in providing education services through Zhejiang Lishui Mengxiang Education Development Company Limited, Liandu Foreign Language School (“Lianwai School”) and Qingtian Overseas Chinese International School (“Qingtian International School”) in the People’s Republic of China (the “PRC”).
On May 14, 2021, the General Office of the State Council of the People’s Republic of China (the “PRC State Council”) announced the Implementation Rules, which became effective on September 1, 2021. Under the Implementation Rules, social organizations and individuals are prohibited from controlling a private school that provides compulsory education by means of, among others, merger, acquisition, and contractual arrangements, and a private school providing compulsory education is prohibited from conducting transactions with its related party. Compulsory education in this context means the nine years of curriculum education mandated by the PRC, consisting of six years of primary education at primary school and three years of secondary education at middle school. Moreover, Lianwai School provides compulsory education services in the PRC. Pursuant to the Implementation Rules, (1) foreign-invested enterprises established in China and social organizations whose actual controllers are foreign parties shall not sponsor, participate in or actually control private schools that provide compulsory education, (2) social organizations or individuals shall not control any private school that provides compulsory education or any non-profit
private school that provides
pre-school
education by means of merger, acquisition, contractual arrangements, etc., and (3) private schools providing compulsory education shall not conduct any transaction with any related party.
Under the Implementation Rules, private schools providing compulsory education is prohibited from being controlled through contractual arrangement and conducting transactions with its related parties and hence, significantly affects the enforceability of the exclusive management services and business cooperation agreements with the Lianwai School providing compulsory education.
As a result of the effectiveness of the Implementation Rules, the Company would no longer be able to use its power under the contractual arrangements as disclosed in Note 2(c) to direct the relevant activities that would most significantly affect the economic performance of those schools and hence, has lost control on August 31, 2021 over Lianwai School “Affected Entity”. The Company assessed the implications of Implementation Rules and concluded that, based on all relevant facts and circumstances, the ability of the Group to use its power under the contractual arrangements with Zhejiang Lishui Mengxiang Education Development Company Limited to direct the relevant activities that would most significantly affect the economic performance of the Affected Entity had ceased on August 31, 2021 immediately before the Implementation Rules became effective. Accordingly, the carrying amount related to the net assets of the Affected Entity were deconsolidated from the consolidated financial statements of the Group as of August 31, 2021.
In addition, after August 31, 2021, the remaining businesses of the Group are mainly engaged in high school operation and the provision of operation services for domestic schools, including catering and procurement services.
Significant equity transactions
On October 1, 2020, the Company completed its IPO on the NASDAQ Global Market of 3,333,400 American Depositary Shares (“ADS”). Each ADS represents 5 ordinary shares. The offering was at a price of US$9.25 per ADS for a total offering size of approximately US$30.8 million. The net proceeds raised from the IPO amounted to approximately RMB 170.7 million (US$26.2 million) after deducting underwriting discounts and commissions and other offering expenses.
On August 31, 2021, the Company acquired 100% of the sponsorship interest of Qingtian International School from Qingtian Zhongyi Education Investment Co., Ltd under the consideration of RMB23 million.
As of December 31, 2021, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Zhejiang Lishui Xianke Agricultural Products Distribution Co., Ltd. (“Lishui Xianke”)	Established on August 13, 2020	PRC	100%	Operation of food procurement
Hangzhou Youxi Information Technology Co., Ltd. (“Youxi Software”)	Established on December 14, 2018	PRC	100%	Information technology development
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Qingtian Overseas Chinese International School (“Qingtian International School”)	Established on August 1, 2019	PRC	100%	Operation of high school

(b)	Group history
The Group started its business through Lishui Mengxiang VIE and Lianwai School VIE. To facilitate offshore financing, an offshore corporate structure was formed in 2018, which was carried out as follows:

1)	On September 6, 2018, the Company was incorporated in the Cayman Islands by Ms. Fen Ye, Ms. Fang Ye, and Ms. Hong Ye (the “founders.”).

2)	On September 11, 2018, Lianwai investment was incorporated in British Virgin Islands with 100% ownership by the Company.

3)	On September 20, 2018, Mengxiang HK was incorporated in Hong Kong with 100% ownership by Lianwai investment.

4)	On October 10, 2018, Liandu WFOE was incorporated in the PRC with 100% ownership by HK Mengxiang.

5)	On August 13, 2020, Lishui Xianke was incorporated in the PRC with 100% ownership by Liandu WFOE.
In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group provides education services in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of certain investors of the Company (“Nominee Shareholders”).

The Company obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements in October 2018. After that Lishui Mengxiang VIE, Lianwai Kindergarten and Lianwai School VIE became VIEs, whose primary beneficiary is Liandu WFOE, and the shareholders of these affiliate Chinese entities became the Nominee Shareholders at that date. Contractual Arrangements were subsequently revised in November 2018 and March 2019 (the “VIE Agreements”) with these PRC domestic companies and their respective shareholders. As a result, Lianwai Kindergarten ceased to be VIE and the VIEs consisted of Lishui Mengxiang VIE and Lianwai School VIE (“affiliate Chinese entities”). Reorganization is accounted for as a common control transaction under the pooling of interest method. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.
On August 31, 2021, the ability of Group to use its power under the contractual arrangements with Lishui Mengxiang VIE to direct the relevant activities that would most significantly affect the economic performance of the Affected Entity had ceased due to Implementation Rules. The Group has executed the Acknowledgment Agreement on April 20, 2022 to confirm all the terms of rights and obligations relating to Lianwai School and the director appointed by the sponsor under the VIE Agreements, which shall be terminated on August 31, 2021. Meanwhile, the Group has entered into a series of Contractual Agreements through Liandu WFOE, Qingtian International School and the Council Members of Qingtian International School (the “new VIE Agreements”). After that Lishui Mengxiang VIE and Qingtian International School (“new VIEs”) became VIEs on August 31, 2021, whose primary beneficiary is Liandu WFOE, and the shareholders of new VIEs became the Nominee Shareholders at that date.
These Contractual Agreements cannot be unilaterally terminated by the Nominee Shareholders, or the new VIEs. As a result, the Company maintains the ability to control these new VIEs, and is entitled to substantially all of the economic benefits from these new VIEs. Accordingly, the Group had consolidated the financial position and operating results of affiliate Chinese entities, new VIEs in the consolidated financial statements of the Company during the year ended December 31, 2019, 2020 and 2021. The Company’s VIE includes (1) affiliate Chinese entities, prior to August 31, 2021; and (2) the new VIEs after August 31, 2021.
The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Liandu WFOE are further described below.

(c)	Contractual Agreements with VIEs
Loan Agreements
Pursuant to the loan agreements entered into between Liandu WFOE and affiliate Chinese entities, and between Liandu WFOE and new VIEs, Liandu WFOE can grant interest-free loans to Lishui Mengxiang VIE with the sole purpose of providing funds necessary for the business operations and development of Lianwai School and Qingtian International School. These business loan amounts can be injected into Lianwai School and Qingtian International School as capital or other operation means, and cannot be accessed for any personal uses. There is no fixed term for each loan under the loan agreement except that Liandu WFOE can unilaterally decide when to recover the loan and the loan agreements shall remain effective during the operation term of Lianwai School and Qingtian International School and any periods that are renewable pursuant to PRC laws. Liandu WFOE has the right to unilaterally terminate these agreements after giving notice in advance , including that Liandu WFOE and/or its designated entities have fully exercised their options to purchase all the (direct and indirect) equities held by Nominee Shareholders of the relevant VIE in accordance with the Exclusive Call Option Agreements (as described in the following paragraph), while the shareholders of such consolidated affiliated Chinese entities have no right to unilaterally terminate these agreements. As of December 31, 2020 and 2021
, no loans have been granted yet.
Exclusive Call Option Agreements
Under the exclusive call option agreements, each Nominee Shareholders of the affiliate Chinese entities and new VIEs granted Liandu WFOE the exclusive and irrevocable right to purchase or to designate entities at their discretion to purchase part or all of the equity interests in the VIEs from the Nominee Shareholders, in the case that the PRC laws and regulations allows, at any time for a purchase price subject to the lowest price permitted by PRC laws and regulations. Liandu WFOE or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. The affiliate Chinese entities and new VIEs (collectively the “VIEs”), and their Nominee Shareholders have agreed that without Liandu WFOE’s prior written consent, their respective Nominee Shareholders cannot sell, transfer, assign or dispose of or create any encumbrance on any of the VIEs’ equity interests, assets, and business. Also, as agreed, the VIEs cannot declare any dividend or change the capitalization structure of the VIEs and cannot enter into any loan, guarantee or investment agreements. Furthermore, the Nominee Shareholders have agreed that any proceeds but not limited to the sales of the Nominee Shareholders’ equity interest in relevant VIEs should be gratuitously paid to Liandu WFOE or one or more person(s) at their discretion. The agreements will remain in force during the operation terms of the relevant VIEs and any periods that are renewable pursuant to the PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while the Nominee Shareholders and relevant VIEs have no right to unilaterally terminate these agreements.

Proxy Agreements and Power of Attorney for Shareholders
Pursuant to the proxy agreements and power of attorney, each equity holder of Lishui Mengxiang VIE appointed the Liandu WFOE as their attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, calling and attending shareholders’ meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to designating and electing the directors and other senior management of the VIEs, as well as liquidating and dismantling the VIEs. Each power of attorney will remain in force during the operation term of Lishui Mengxiang VIE and any periods that are renewable pursuant to the PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while the Nominee Shareholders and Lishui Mengxiang VIE have no right to unilaterally terminate these agreements.
Proxy Agreements and Power of Attorney for School’s Sponsors, Directors and Council Members
Pursuant to the proxy agreements and power of attorney, Lishui Mengxiang VIE has irrevocably authorized and entrusted Liandu WFOE to exercise all its rights as sponsor of both Lianwai school and Qingtian International School to the extent permitted by the PRC laws. The agreements shall remain effective during the operation term of Qingtian International School, and before August 31, 2021 for Lianwai School, and any periods that are renewable pursuant to PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreement. In addition, the Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while Lianwai school, Qingtian International School and their sponsors, council members and appointed directors have no right to unilaterally terminate these agreements.
Business Cooperation Agreement and Exclusive Technical Services and Business Consulting Agreement
Pursuant to the Business Cooperation Agreement and Exclusive Technical Services and Business Consulting Agreement, Liandu WFOE has agreed to provide affiliate Chinese entities and new VIEs with technical services, management support services, consulting services and intellectual property licenses required for the conducting of private education business activities, including but not limited to preparation, selection and/or recommendation of schools textbooks, recruitment of teachers and other staff, training support, admissions support, public relations maintenance, market research and development, management and marketing consulting and other related services. The affiliate Chinese entities and new VIEs shall pay to Liandu WFOE service fees withdrawn from their respective amount of surplus from operations after deducting all costs, expenses, taxes, losses (if required by the law) and the legally development fund of the respective school (if required by the law) and other costs and funds that shall be retained at Lianwai school and Qingtian International School in accordance with applicable PRC laws. Liandu WFOE has the right (but not the obligation) to adjust the amount of such service fee by reference to the actual services provided and the actual business operations and needs of affiliate Chinese entities and new VIEs, provided that any adjusted amount shall not exceed the amount mentioned above. The affiliate Chinese entities and new VIEs do not have any right to make any such adjustment. Liandu WFOE, as appropriate, will exclusively own any intellectual property rights arising from the performance of these agreements. The aforementioned agreements will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE retains the exclusive right to terminate the agreements at any time by delivering a written notice 30 days in advance to the applicable consolidated affiliate Chinese entities and new VIEs.
Equity Pledge Agreements
Pursuant to the equity pledge agreements among Liandu WFOE, Lishui Mengxiang VIE and the Nominee Shareholders of Lishui Mengxiang VIE, the Nominee Shareholders shall pledge all of their equity interests in Lishui Mengxiang VIE to Liandu WFOE as collateral for all of their payments to direct, indirect and derivate losses and losses of predictable profits of the PRC subsidiaries (“Secured Debts”) and to secure their obligations under the above agreements. In the event of a breach by the affiliate Chinese entities and new VIEs or any of their Nominee Shareholders of their contractual obligations, Liandu WFOE has the right to deal with the equity interests pledged in the following ways: i) purchasing or designating entities at their discretion to purchase part or all of the equity interests in the affiliate Chinese entities and new VIEs from the Nominee Shareholders, subject to the lowest price permitted by PRC laws and regulations; ii) selling the equity interests pledged through auction or discount, and preferentially compensated from the sales price; iii) other means agreed between Liandu WFOE and the Nominee Shareholders, after giving written notice to the Nominee Shareholders. The equity pledge agreements will expire when the Nominee Shareholders have completed all their obligations under the above agreements or the Secured Debts are fully settled, or when Liandu WFOE unilaterally delivers a written notice
 30 days in advance.

Spousal Undertakings
Pursuant to the Spousal Undertakings, each Nominee Shareholder, who is a natural person, and their spouses unconditionally and irrevocably agreed that the equity interests in the affiliate Chinese entities and new VIEs held by and registered in the name of their spouse will be disposed of pursuant to the equity pledge agreements, the exclusive call option agreements, the loan agreement and the proxy agreement and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the affiliate Chinese entities and new VIEs held by their respective spouses. In addition, in the event that any spouse obtains any equity interests in the affiliate Chinese entities and new VIEs held by their spouse for any reason, they agreed to be bound by similar obligations and agreed to enter into similar contractual agreements.

(d)	Combined financial information of the VIEs
The following combined financial information of the Group’s VIEs as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	398,952	1,453,323	228,058
Amounts due from inter-company entities	62,261,945	51,536,540	8,087,208
Prepayments and other current assets	6,140	100,990,604	15,847,630
Current assets belong to discontinued operation	265,798,189	—	—

Total current assets	328,465,226	153,980,467	24,162,896

Non-current assets:
Property and equipment, net	162,463,014	164,037,622	25,741,082
Land use rights	37,720,475	36,767,329	5,769,596
Intangible assets	11,667	6,667	1,046
Goodwill	—	26,644,407	4,181,089
Non- c urrent assets belong to discontinued operation	41,482,375	—	—

Total non-current assets	241,677,531	227,456,025	35,692,813

Total assets	570,142,757	381,436,492	59,855,709

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term borrowings	24,895,606	77,000,000	12,082,980
Accounts payable	600,000	741,169	116,306
Deferred revenue, current	10,000	1,204,033	188,939
Salary and welfare payable	263,232	2,007,834	315,073
Amounts due to related parties	719,400	323,400	50,749
Tax payable	237,473	628,081	98,560
Amount due to inter-company entities	—	16,754,595	2,629,162
Accrued liabilities and other current liabilities	3,710,356	16,708,810	2,621,977
Amounts due to Affected Entity, current	254,151,621	288,261,447	45,234,510
Current liabilities belong to discontinued operation	62,799,191	—	—

Total current liabilities	347,386,879	403,629,369	63,338,256

Non-current liabilities
Non-current liabilities belong to discontinued operation	412,593	—	—

Total non-current liabilities	412,593	—	—

Total liabilities	347,799,472	403,629,369	63,338,256

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(g))

Net revenues from continuing operations	13,431,603	17,070,602	20,112,033	3,156,017
Net revenues from discontinued operation	148,029,606	154,160,699	102,006,339	16,007,021
Net income/(loss) from continuing operations	4,872,678	7,894,293	(467,382)	(73,342)
Net income/(loss) from discontinued operation	42,438,138	29,638,700	(244,068,780)	(38,299,718)
Net cash provided by operating activities	58,830,470	47,477,961	29,764,431	4,670,688
Net cash (used in)/provided by investing activities	(34,739,000)	19,424,757	(153,593,942)	(24,102,241)
Net cash (used in)/provided by financing activities	(1,961,532)	(81,928,356)	115,671,061	18,151,314
Net increase/(decrease) in cash and cash equivalents	22,129,938	(15,025,638)	(8,158,450)	(1,280,239)
In accordance with the aforementioned agreements, the Company has the power to direct the activities of the VIEs, and have the control of their assets. Therefore the Company considers that there is no other asset in the VIEs that can be used only to settle obligations of the respective VIE, except for the education facilities assets, registered capital and the PRC statutory reserves, as of December 31, 2020 and 2021. As the VIEs are incorporated as schools and limited liability company under the PRC Company Law, the creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
The VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets mainly include buildings, land use rights, computers and electronic devices. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of the VIEs as they do not meet the recognition criteria set in ASC
350-30-25.
There is no VIE where the Company has a variable interest, but is not the primary beneficiary.

(e)	Risks associated with VIE arrangements
Foreign investment in the education industry in PRC is extensively regulated and subject to various restrictions. Specifically, high school is restricted industries for foreign investors, and foreign investors are only allowed to invest in such industries in cooperative ways with domestic investors, provided that domestic investors play a dominant role in such cooperation. In addition, foreign investment in education institutions in the PRC must be in the form of cooperation between Chinese educational institutions and foreign educational institutions and the foreign portion of the total investment in a Sino-foreign education institute must be below 50%. Although foreign investment in high schools is not prohibited, based on the operation experience, Liandu WFOE in China is still ineligible to independently or jointly invest and operate high schools, including Qingtian International School. To comply with PRC laws and regulations, the Group have entered into a series of contractual arrangements pursuant to which Liandu WFOE receives the economic benefits from our VIEs. If the contractual arrangements that establish the structure for operating our business in China are found to violate any PRC laws or regulations in the future or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities, including the Ministry of Education of People’s Republic of China, or the MOE, which regulates the education industry, the Ministry of Commerce, or MOFCOM, which regulates the foreign investment in China, and the Civil Affairs Bureau, which regulates the registration of schools in China, would have broad discretion in dealing with such violations, including:

•	revoking the business and operating licenses of the Company’s PRC subsidiaries or VIEs;

•	discontinuing or restricting the operations of any related-party transactions among Liandu WFOE or VIEs;

•	imposing fines or other requirements with which the Company or Liandu WFOE or VIEs may not be able to comply;

•	requiring the Company to restructure operations in such a way as to compel the Company to establish new entities, re-apply for the necessary licenses or relocate the businesses, staff and assets;

•	imposing additional conditions or requirements with which the Company may not be able to comply; or

•	restricting the use of proceeds from our additional public offering or financing to finance the business and operations in China.

Similar ownership structure and contractual arrangements have been used by many China-based companies listed overseas, including a number of education companies listed in the United States. To the Company’s knowledge, none of the fines or punishments listed above has been imposed on any of these public companies, including companies in the education industry. However, the Company cannot assure that such fines or punishments will not be imposed on the Company in the future. If any of the above fines or punishments is imposed on the Company, the Company’s business, financial condition and results of operations could be materially and adversely affected. If any of these penalties results in the Company’s inability to direct the activities of the VIEs and their respective subsidiaries that most significantly impact their economic performance, and/or our failure to receive the economic benefits from the VIEs and their respective subsidiaries, the Company may not be able to consolidate the VIEs and their respective subsidiaries in our financial statements in accordance with U.S. GAAP. However, the Company do not believe that such actions would result in the liquidation or dissolution of the Company, the wholly-owned subsidiaries in China or the VIEs or their respective subsidiaries.
On March 15, 2019, the National People’s Congress promulgated the Foreign Investment Law of PRC or the Foreign Investment Law, which came into effect on January 1, 2020 and replaced the Law of the PRC on Chinese-Foreign Equity Joint Ventures, the Law of the PRC on Chinese-Foreign Contractual Joint Ventures, and the Wholly Foreign-invested Enterprise Law. The Foreign Investment Law embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. For instance, the Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment.
Conducting operations through contractual arrangements has been adopted by many PRC-based companies, and has been adopted by the Company to establish control of VIEs. Since the Foreign Investment Law is relatively new, uncertainties still exist in relation to its interpretation and implementation, and failure to take timely and appropriate measures to cope with the regulatory-compliance challenges could result in material and adverse effect on us. For instance, although the Foreign Investment Law does not explicitly classify contractual arrangement as a form of foreign investment, it still leaves a leeway for future laws and if future laws, administrative regulations or provisions stipulates contractual arrangements as a way of foreign investment, then whether the Company’s contractual arrangements will be recognized as foreign investment, whether the contractual arrangements will be deemed to be in violation of the foreign investment access requirements and how the Company’s contractual arrangements will be handled are uncertain. In the extreme case-scenario, the Company may be required to unwind the contractual arrangements and/or dispose relevant business operations, which could have a material and adverse effect on the Company’s business, financial condition and result of operations.
As of December 31, 2021, based on all relevant facts and circumstances, the Company concluded that it no longer has a controlling interest in the Affected Entity due to the effectiveness of the Implementation Rules, which resulted to the deconsolidation of the Affected Entity. Nevertheless, the legal enforceability of the new VIE agreements are not impacted by the Implementation Rules.